EQUITY - Board of directors approved (Details) $ / shares in Units, $ in Millions									12 Months Ended
	Mar. 21, 2023 $ / shares shares	May 24, 2022	May 23, 2022	May 11, 2022 $ / shares	Mar. 18, 2021 USD ($) item $ / shares shares	Mar. 17, 2021 shares	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 10, 2021 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2023 $ / shares shares	Sep. 29, 2023 $ / shares shares	Sep. 28, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Mar. 06, 2023 $ / shares shares	Mar. 05, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 $ / shares shares	Dec. 31, 2020 shares
EQUITY
Exercise price (in dollars per share) | $ / shares	$ 107.71
Ordinary shares, shares authorized	1,000,000,000									1,000,000,000	1,000,000,000	6,250,000	6,250,000	37,500,000	31,250,000	1,000,000,000	31,250,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0016			$ 0.0005						$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016
Stock split	6	3.2	50,000	3.2
Ordinary shares, shares issued										1,534,487						1,534,487
Ordinary shares, shares outstanding										1,534,487						1,534,487
Securities purchase agreement
EQUITY
Amount of investment | $					$ 10.0
Number of ordinary share in each unit						1,960,784
Number of shares issuable per warrant						1.5
Number of shares in a unit						1
Number of warrants in a unit						1
Securities purchase agreement | Investor
EQUITY
Number of investors | item					2
Securities Act of 1933, as Amended
EQUITY
Exercise price (in dollars per share) | $ / shares					$ 5.61
Ordinary shares
EQUITY
Ordinary shares, shares issued									1,534,487	1,534,487						1,534,487		1,062,502
Ordinary shares | Securities Act of 1933, as Amended
EQUITY
Number of ordinary share in each unit					1,960,784
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0005
Number of shares in a unit					1
Number of warrants in a unit					0.5
Initial public offering
EQUITY
Number of shares issued during period							900,000	6,000,000
Share price | $ / shares							$ 5.00	$ 5.00
Initial public offering | Ordinary shares
EQUITY
Number of shares issued during period									312,500
Over-allotment option
EQUITY
Gross proceeds | $							$ 34.5
Over-allotment option | Ordinary shares
EQUITY
Number of shares issued during period									46,875